Warrants Liability	12 Months Ended
Jun. 30, 2025
Warrants Liability [Abstract]
WARRANTS LIABILITY
20.	WARRANTS LIABILITY

	30 June 2025 $	30 June 2024 $
Unlisted warrants ($5.00 expiring 27/05/2025) (a)	-	-
Unlisted warrants ($5.00 expiring 27/05/2025) (b)	-	7,851,651
Listed warrants ($11.50 exp. 27/2/2029) (f)	3,529,803	2,340,413
Unlisted warrants ($5.00 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) (d)	2,023,500	472,000
Unlisted warrants (7.00 exp. 7/2/2029) (e)	8,165,820	-
	40,919,123	37,864,064

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	37,864,064	-
Issue of unlisted warrants	-	9,876,533
Issue of unlisted warrants	-	27,200,000
Issue of unlisted warrants	-	365,000
Issue of unlisted warrants PIPE (e)	3,104,593	-
Issue of listed warrants (note 29) – Replacement warrants	-	919,150
Exercise of warrants (note 21)	-	(21,120,000)
Gain/(loss) on fair value of warrants	(49,534)	20,623,381
Balance at end of year	40,919,123	37,864,064

a)	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)

On 27 February 2024, a total of 350,000 warrants were issued to Polar Multi-Strategy Master Fund (Polar) to settle historic obligations of Sizzle. The unlisted warrants had an initial exercise price of $10.00 each (subject to adjustments) on or before 27 May 2025.

The warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted to Polar is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Polar which is factored into the implied issue date share price.

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Implied issue date share price	$1.23

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

On 27 February 2025, the exercise price of the warrants was adjusted to $5.00 each.

On 27 May 2025, a total of 350,000 warrants lapsed unvested.

b)	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)

On 27 February 2024, a total of 1,000,0000 warrants were issued to three Funds affiliated with Empery Asset Management LP (Empery) as part of the PIPE funding for consideration of US$9,880,682. The unlisted warrants had an initial exercise price of US$10.00 each (subject to adjustments) on or before 27 May 2025. The Empery Warrants provide the PIPE Investor with 3 Additional Shares for each Ordinary Share that the PIPE Investor purchases upon exercise of the PIPE Investors’ Warrants.

The PIPE Investor Warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the PIPE Investor Warrants is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20

As the fair value determined using the Black Scholes Model of the Warrants issued to PIPE Investors was in excess of the US$9,880,682 cash received, the difference in fair value of the derivative liability and consideration received (the Calibration Allowance) is deferred and amortised over the 15 months that the warrant was exercisable or fully recognised as an expense when the warrant was exercised.

On 18 June 2024 Empery exercised 600,000 of the PIPE Warrants to acquire 2.4 million CMRL shares for US$6 million. This related to 600,000 CMRL shares at US$10 per share and the 3 additional shares provided to PIPE Investors upon exercise of the PIPE Warrants.

On 27 February 2025, the exercise price of the warrants was adjusted to $5.00 each.

On 27 May 2025, Empery exercised the remaining 400,000 of the PIPE Warrants to acquire 1.6 million CMRL shares for US$2 million. This related to 400,000 CMRL shares at US$5 per share and the 3 additional shares provided to PIPE Investors upon exercise of the PIPE Warrants.

c)	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)

On 27 February 2024, a total of 1,814,797 warrants were issued to Gem Global Yield LLC SCS (GEM) for a credit facility to be made available to the Company. The unlisted warrants had an initial exercise price of $10.71 each (subject to adjustments) on or before 27 February 2027. The warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants granted is estimated as at the date of grant using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

On 27 February 2025, the exercise price of the warrants was adjusted to $5.00 each.

The fair value of the warrants issued is estimated as at 30 June 2025 using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.802%
Expected life of warrants	1.66 years
Exercise price	$5.00
Share price at 30 June 2025	$3.58

From 1 March 2025 the GEM Investor has the right require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000. Accordingly, the GEM Warrants are valued at the higher amount of the fair value of the warrant and US$27,200,000.

d)	Additional warrants issued to Empery Asset Management LP

On 17 June 2024, a total of 1,000,000 warrants were issued to Empery Asset Management LP (Empery) induce early conversion of the February 2024 warrants. The unlisted warrants had an initial exercise price of $11.45 each (subject to adjustments) on or before 18 June 2029. The warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied issue date share price	$1.53

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

On 27 February 2025, the exercise price of the warrants was adjusted to $5.00 each.

The fair value of the warrants issued is estimated as at 30 June 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.733%
Expected life of warrants	3.97 years
Exercise price	$5.00
Share price at 30 June 2025	$3.58

e)	PIPE warrants

On 7 February 2025, a total of 4,910,000 warrants were issued to participants of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 7 February 2029. The warrants are classified as derivative liabilities because they convert into a variable number of shares and its value varies with the Company’s share price.

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price. The fair value of the warrants is a transaction cost and deducted from equity.

Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.325%
Expected life of warrants	4.00 years
Exercise price	$7.00
Implied issue date share price	$1.90

The expected life of the warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

The fair value of the warrants issued is estimated as at 30 June 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.713%
Expected life of warrants	3.60 years
Exercise price	$7.00
Share price at 30 June 2025	$3.58

f)	Listed warrants

At closing of the Transaction, a total of 7,750,000 listed warrants with a carrying value of $919,150 (note 29) were issued to Sizzle warrant holders to replace the existing Sizzle public warrants on issue. The listed warrants are exercisable at $11.50 each on or before 27 February 2029 and trade under the ticker CRMLW. The public warrants are valued at the closing warrant trading price at reporting date.